Condensed Consolidated Balance Sheet - USD ($)	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 843,957,000	[1]	$ 800,535,000	[1],[2]	$ 1,340,140,000	[2]
Accounts receivable and accrued revenue, net of allowance	118,205,000		176,521,000		230,239,000
Assets held for sale					134,958,000
Other current assets	435,448,000		352,172,000		422,938,000
Due from related party
Total current assets	1,397,610,000		1,329,228,000		2,128,275,000
Property and equipment, net	5,991,011,000		6,859,163,000		8,399,541,000
Lease right-of-use assets, net	13,923,373,000		15,107,880,000		17,496,004,000
Restricted cash	11,528,000	[1]	53,618,000	[1],[2]	856,255,000	[2]
Equity method and other investments	198,163,000		214,940,000		203,719,000
Goodwill	678,668,000		679,351,000		698,416,000
Intangible assets, net	53,806,000		49,896,000		79,865,000
Other assets	932,151,000		1,062,258,000		1,285,739,000
Total assets	23,186,310,000	[1]	25,356,334,000	[1],[2]	31,147,814,000	[2]
Current liabilities:
Accounts payable and accrued expenses	537,600,000		723,411,000		1,371,677,000
Members Service Retainers	347,057,000		358,566,000		605,574,000
Deferred revenue	138,207,000		176,004,000		180,390,000
Current lease obligations	873,531,000		847,531,000		685,629,000
Liabilities related to assets held for sale					25,442,000
Other current liabilities	440,374,000		83,755,000		218,820,000
Total current liabilities	2,336,769,000		2,189,267,000		3,087,532,000
Long-term lease obligations	18,977,544,000		20,263,606,000		21,251,163,000
Unsecured related party debt	2,200,000,000		1,200,000,000
Convertible related party liabilities, net	57,944,000		418,908,000		2,151,075,000
Long-term debt, net	659,446,000		688,356,000		1,389,431,000
Other liabilities	242,522,000		221,780,000		137,641,000
Total liabilities	24,474,225,000	[1]	24,981,917,000	[1],[2]	28,016,842,000	[2]
Commitments and Contingencies
Convertible preferred stock	8,379,182,000		7,666,098,000		6,473,604,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	291,901,000		380,242,000		1,032,080,000
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2021 and December 31, 2020
Common stock value
Additional paid-in capital	2,775,762,000		2,188,319,000		1,879,838,000
Accumulated other comprehensive income (loss)	(116,269,000)		(158,810,000)		(2,611,000)
Accumulated deficit	(12,624,690,000)		(9,703,490,000)		(6,574,322,000)
Total WeWork Inc. shareholders' deficit	(9,964,996,000)		(7,673,785,000)		(4,696,897,000)
Noncontrolling interests	5,998,000		1,862,000		322,185,000
Total stockholders' equity	(9,958,998,000)		(7,671,923,000)		(4,374,712,000)
Total Liabilities and Stockholders' Equity	23,186,310,000		25,356,334,000		31,147,814,000
Class A Common Stock
Stockholders' Equity:
Common stock value	177,000		42,000		41,000
Class B Common Stock
Stockholders' Equity:
Common stock value			129,000		129,000
Class C Common Stock
Stockholders' Equity:
Common stock value	24,000		25,000		$ 28,000
BOWX ACQUISITION CORP [Member]
Current assets:
Cash	506,334		921,049
Cash and cash equivalents	506,334		921,049
Prepaid expenses	322,498		372,412
Prepaid expenses			372,265
Due from related party			147
Total current assets	828,832		1,293,461
Investments held in Trust Account	483,071,704		483,227,051
Total assets	483,900,536		484,520,512
Current liabilities:
Accounts payable	65,468		315
Accrued expenses	3,608,438		76,695
Accrued income tax	0		12,010
Franchise tax payable	47,709		122,242
Total current liabilities	3,721,615		211,262
Deferred underwriting commissions in connection with the initial public offering	16,905,000		16,905,000
Warrant liabilities	25,962,932		13,292,400
Unsecured related party debt	195,000		195,000
Total liabilities	46,589,547		30,408,662
Commitments and Contingencies
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 43,231,098 and 44,911,184 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	432,310,980		449,111,840
Stockholders' Equity:
Additional paid-in capital	26,609,471		9,808,779
Accumulated deficit	(21,611,177)		(4,810,316)
Total WeWork Inc. shareholders' deficit	5,000,009		5,000,010
Total stockholders' equity	5,000,009		5,000,010
Total Liabilities and Stockholders' Equity	483,900,536		484,520,512
BOWX ACQUISITION CORP [Member] | Class A Common Stock
Stockholders' Equity:
Common stock value	507		339
Total WeWork Inc. shareholders' deficit	507		339
BOWX ACQUISITION CORP [Member] | Class B Common Stock
Stockholders' Equity:
Common stock value	1,208		1,208
Total WeWork Inc. shareholders' deficit	$ 1,208		$ 1,208

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of June 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $1.9 billion and $2.1 billion respectively, including $102.6 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.6 billion and $1.7 billion as of June 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.6 million and $14.6 million as of June 30, 2021 and December 31, 2020, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.